OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER ASSETS
Schedule of other assets

	As of December 31,
	2023	2024

	(HK$ in thousands)
Current:
Deposit	57,932	41,222
Prepaid withholding tax	3,239	32,276
Staff advances	17,667	5,734
Others	56,641	81,098
Total	135,479	160,330
Non-current:
Refundable deposit	932,899	1,640,742
Property and equipment, net (Note 7)	124,964	187,584
Deferred tax assets (Note 25)	96,820	111,871
Intangible assets, net (Note 8)	72,071	85,644
Total	1,226,754	2,025,841